Income Taxes	12 Months Ended
Dec. 31, 2019
Income Tax Disclosure [Abstract]
Income Taxes	Income Taxes
The components of the Company's net deferred tax assets at December 31 are as follows:

	2019	2018

Deferred Tax Assets
Net operating loss and tax credits	$16,964,685	$16,410,403
Property and equipment and intangibles	227,072	236,318
Allowance for accounts receivable	257,564	251,068
Reserve for expired product	469,466	558,484
Inventory	35,227	193,150
Deferred charges	845,765	910,577
Cumulative compensation costs incurred on deductible equity awards	1,047,149	884,049
Total deferred tax assets	19,846,928	19,444,049

Deferred Tax Liabilities
Intangible assets	(1,313,965)	(1,974,787)
Net deferred tax assets, before valuation allowance	18,532,963	17,469,262
Less: deferred tax asset valuation allowance	(18,511,161)	(17,382,052)
Net deferred tax assets	$21,802	$87,210
The following table summarizes the amount and year of expiration of the Company's federal and state net operating loss carryforwards as of December 31, 2019:

Years of expiration	Federal	State

2020	$—	$13,115
2021 - 2029	—	49,392,824
2030	44,153,819	461,280
2031 - 2039	7,534,351	9,947,070
Indefinite Period	5,493,258	383,869
Total federal and state net operating loss carryforwards	$57,181,428	$60,198,158
Income tax (expense) benefit includes the following components for the years ended December 31:

	2019	2018	2017

Current:
Federal	$65,408	$—	$—
State and other	79,316	(16,636)	(59,243)
Total current income tax (expense) benefit	144,724	(16,636)	(59,243)

Deferred:
Federal	(65,408)	—	(3,682,772)
State	—	—	(432,874)
Total deferred income tax (expense) benefit	(65,408)	—	(4,115,646)
Total income tax (expense) benefit	$79,316	$(16,636)	$(4,174,889)

The Company’s effective income tax rate for 2019, 2018 and 2017 reconciles with the federal statutory tax rate as follows:

	2019	2018	2017

Federal tax expense at statutory rate	21%	21%	34%
State income tax expense (net of federal income tax benefit)	4%	4%	4%
Permanent differences associated with general business credits	7%	1%	1%
Change in valuation allowance	(31)%	(25)%	(148)%
Change in tax rate	—%	—%	2%
Other permanent differences	1%	(1)%	1%
Other	—%	—%	(2)%
Net income tax expense	2%	—%	(108)%

In 2017, the Company determined that it was not more likely than not that its net deferred tax assets would be realized. As such, the Company’s income tax provision for the year ended December 31, 2017 reflected a full valuation allowance against net deferred tax assets with the exception of the deferred tax asset for alternative minimum tax (“AMT”) credit carryforwards discussed further below. The Company’s position is unchanged as of both December 31, 2018 and December 31, 2019.
On December 22, 2017, the U.S. government enacted comprehensive tax legislation commonly referred to as the Tax Cuts and Jobs Act (“the Tax Act”). The Tax Act makes broad and complex changes to the U.S. tax code, including, but not limited to, (1) reducing the U.S. federal corporate tax rate to 21%; (2) eliminating the corporate alternative minimum tax (“AMT”) and changing how AMT credits can be realized; (3) capital expensing; and (4) creating new limitations on deductible interest expense and executive compensation.
In connection with our analysis of the impact of the Tax Act, we recorded a net tax benefit of $0.1 million in the period ended December 31, 2017. This net tax benefit consisted entirely of the release of the valuation allowance against AMT credits that will be realizable under the Tax Act in future periods.
The Company expects it will continue to pay minimal taxes in future periods through the continued utilization of net operating loss carryforwards, as it is able to achieve taxable income through its operations.
The Company is no longer subject to U.S. federal tax examinations for tax years before 2016, and with few exceptions, the Company is not subject to examination by state tax authorities for tax years which ended before 2016. Loss carryforwards and credit carryforwards generated or utilized in years earlier than 2016 remain subject to examination and adjustment. During 2012, the 2009 federal tax return was examined by the Internal Revenue Service with no significant findings or adjustments. The Company has no unrecognized tax benefits in 2019, 2018 and 2017.